                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/01
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ariel Capital Management, Inc.
            ------------------------------------------
Address:    200 East Randolph Dr.
            ------------------------------------------
            Suite 2900
            ------------------------------------------
            Chicago, IL 60601
            ------------------------------------------


 Form 13F File Number: 28-04003
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cheryl Cargie
          --------------------------------------------
Title:    Vice President/Head Trader
          --------------------------------------------
Phone:    312-726-0140
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Cheryl Cargie                 Chicago, IL                       8/7/01
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                      [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                              -----------------------

Form 13F Information Table Entry Total:           99
                                              -----------------------

Form 13F Information Table Value Total:      $5,841,038,000
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name


         -----         -------------------      ------------------------

          [Repeat as necessary.]

                                TITLE                  VALUE     SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP      (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED   NONE
--------------                 --------    -----      --------   -------- --- ----  -------  --------    ----    ------   ----
AMERICAN GREETINGS CORP CLASS    COM      26375105     132076    12006890  SH       SOLE                11234290   0      772600
ANIXTER INTL INC COM             COM      35290105      77043     2509540  SH       SOLE                 2348540   0      161000
APOGENT TECHNOLOGIES             COM     03760A101      63348     2575135  SH       SOLE                 2183360   0      391775
APOGENT TECHNOLOGIES             COM     03760A101        296       12025  SH       OTHER                   2075   0        9950
AVERY DENNISON CORP COM          COM      53611109      51309     1005065  SH       SOLE                  852820   0      152245
AVERY DENNISON CORP COM          COM      53611109        241        4715  SH       OTHER                    840   0        3875
BAUSCH & LOMB INC                COM      71707103     155656     4295155  SH       SOLE                 3915275   0      379880
BAUSCH & LOMB INC                COM      71707103        192        5290  SH       OTHER                    865   0        4425
BLOCK H & R INC COM              COM      93671105      63476     1966710  SH       SOLE                 1666210   0      300500
BLOCK H & R INC COM              COM      93671105        316        9800  SH       OTHER                   1450   0        8350
BOB EVANS FARMS                  COM      96761101     143954     7997440  SH       SOLE                 7384370   0      613070
BOB EVANS FARMS                  COM      96761101         88        4915  SH       OTHER                    715   0        4200
BRADY CORP                       COM     104674106     168077     4652009  SH       SOLE                 4354609   0      297400
CARNIVAL CRUISE LINE INC CL A    COM     143658102      52934     1724220  SH       SOLE                 1450935   0      273285
CARNIVAL CRUISE LINE INC CL A    COM     143658102        266        8650  SH       OTHER                   1500   0        7150
CENDANT CORP COM                 COM     151313103      68020     3488185  SH       SOLE                 2917875   0      570310
CENDANT CORP COM                 COM     151313103        366       18755  SH       OTHER                   2780   0       15975
CENTURYTEL, INC                  COM     156700106      67499     2227700  SH       SOLE                 1889265   0      338435
CENTURYTEL, INC                  COM     156700106        315       10385  SH       OTHER                   1760   0        8625
CLOROX CO                        COM     189054109      43827     1294755  SH       SOLE                 1100920   0      193835
CLOROX CO                        COM     189054109        210        6210  SH       OTHER                   1060   0        5150
DEPARTMENT 56 INC COM            COM     249509100      21325     2787540  SH       SOLE                 2704140   0       83400
DIAL CORP NEW COM                COM     25247D101     124641     8746730  SH       SOLE                 8198355   0      548375
DUN & BRADSTREET CORP DEL NECO   COM     2.65E+104      50728     1798864  SH       SOLE                 1528896   0      269968
DUN & BRADSTREET CORP DEL NECO   COM     2.65E+104        237        8417  SH       OTHER                   1367   0        7050
ENERGIZER HLDGS INC COM          COM     29266R108     130091     5668463  SH       SOLE                 5216313   0      452150
ENERGIZER HLDGS INC COM          COM     29266R108        181        7870  SH       OTHER                   1345   0        6525
EQUIFAX INC                      COM     294429105      79788     2175250  SH       SOLE                 1842955   0      332295
EQUIFAX INC                      COM     294429105        367       10000  SH       OTHER                   1650   0        8350
FORTUNE BRANDS INC COM           COM     349631101      32880      857140  SH       SOLE                  731590   0      125550
FORTUNE BRANDS INC COM           COM     349631101        155        4050  SH       OTHER                    925   0        3125
FRANKLIN RES INC COM             COM     354613101      48537     1060450  SH       SOLE                  898830   0      161620
FRANKLIN RES INC COM             COM     354613101        241        5275  SH       OTHER                    800   0        4475
GENERAL BINDING CORP             COM     369154109      35228     3323386  SH       SOLE                 3109286   0      214100
GRACO INC COM                    COM     384109104     150770     4568782  SH       SOLE                 4276094   0      292688
GREY GLOBAL GRP                  COM     39787M108     151443      227734  SH       SOLE                  213829   0       13905
HARTE-HANKS COMM, INC.           COM     416196103      49783     2010620  SH       SOLE                 1706065   0      304555
HARTE-HANKS COMM, INC.           COM     416196103        237        9580  SH       OTHER                   1780   0        7800
HASBRO BRADLEY INC               COM     418056107     237903    16463874  SH       SOLE                14903624   0     1560250
HASBRO BRADLEY INC               COM     418056107        385       26610  SH       OTHER                   4535   0       22075
HCC INS HLDGS INC COM            COM     404132102     116771     4766165  SH       SOLE                 4467640   0      298525
HORACE MANN EDUCATORS CP NEWCO   COM     440327104     152225     7063795  SH       SOLE                 6625295   0      438500
HOUGHTON MIFFLIN CO              COM     441560109      33379      556965  SH       SOLE                  476765   0       80200

HOUGHTON MIFFLIN CO              COM     441560109        153        2550  SH       OTHER                      0   0        2550
IDEX CORP COM                    COM     45167R104     131029     3853790  SH       SOLE                 3614665   0      239125
INTERFACE , INC. CL A            COM     458665106      64785     8637955  SH       SOLE                 8127055   0      510900
INTERNATIONAL GAME TECH COM      COM     459902102      88303     1407213  SH       SOLE                 1272988   0      134225
INTERNATIONAL GAME TECH COM      COM     459902102        153        2440  SH       OTHER                    365   0        2075
INTERPUBLIC GROUP COS INC        COM     460690100      19831      675670  SH       SOLE                  549825   0      125845
INTERPUBLIC GROUP COS INC        COM     460690100        109        3700  SH       OTHER                   1000   0        2700
INVACARE CORP COM                COM     461203101     120539     3120350  SH       SOLE                 2930100   0      190250
LEE ENTERPRISES INC COM          COM     523768109     268470     8135450  SH       SOLE                 7409735   0      725715
LEE ENTERPRISES INC COM          COM     523768109        301        9120  SH       OTHER                   1570   0        7550
LEGGETT & PLATT INC              COM     524660107     193773     8795885  SH       SOLE                 7986145   0      809740
LEGGETT & PLATT INC              COM     524660107        297       13495  SH       OTHER                   2070   0       11425
LIBBEY INC COM                   COM     529898108     125391     3157680  SH       SOLE                 2960755   0      196925
LITTELFUSE INC COM               COM     537008104      87441     3263945  SH       SOLE                 3053745   0      210200
LONGS DRUG STORES INC            COM     543162101      70742     3282690  SH       SOLE                 3074090   0      208600
MARKEL CORP COM                  COM     570535104      77899      396435  SH       SOLE                  370620   0       25815
MATTHEWS INTL CORP CL A          COM     577128101      60600     1378215  SH       SOLE                 1292290   0       85925
MBIA INC                         COM     55262C100     224181     4026243  SH       SOLE                 3614733   0      411510
MBIA INC                         COM     55262C100        371        6661  SH       OTHER                      1   0        6660
MBNA CORP COM                    COM     55262L100      52173     1583396  SH       SOLE                 1340752   0      242644
MBNA CORP COM                    COM     55262L100        248        7515  SH       OTHER                   1290   0        6225
MCCLATCHY CO CL A                COM     579489105      44432     1136375  SH       SOLE                  966625   0      169750
MCCLATCHY CO CL A                COM     579489105        225        5765  SH       OTHER                   1015   0        4750
MCCORMICK & CO INC NON VOTING    COM     579780206     261451     6222060  SH       SOLE                 5667060   0      555000
MCCORMICK & CO INC NON VOTING    COM     579780206        343        8155  SH       OTHER                   1430   0        6725
MILLER HERMAN INC                COM     600544100     169049     6985480  SH       SOLE                 6314915   0      670565
MILLER HERMAN INC                COM     600544100        274       11315  SH       OTHER                   1865   0        9450
NEIMAN MARCUS GROUPS INC CL A    COM     640204202      97018     3129625  SH       SOLE                 2856045   0      273580
NEIMAN MARCUS GROUPS INC CL A    COM     640204202        121        3915  SH       OTHER                    915   0        3000
ONEIDA LTD COM                   COM     682505102      43331     2131385  SH       SOLE                 1996935   0      134450
PEPSIAMERICAS                    COM     71343P200      21833     1641606  SH       SOLE                 1379761   0      261845
PEPSIAMERICAS                    COM     71343P200         84        6295  SH       OTHER                   1220   0        5075
PITNEY BOWES INC                 COM     724479100      58737     1394525  SH       SOLE                 1176440   0      218085
PITNEY BOWES INC                 COM     724479100        271        6425  SH       OTHER                   1150   0        5275
ROUSE CO.                        COM     779273101     251598     8781791  SH       SOLE                 7967470   0      814321
ROUSE CO.                        COM     779273101        353       12310  SH       OTHER                   2135   0       10175
RPM INC OHIO                     COM     749685103      41506     4511575  SH       SOLE                 4238150   0      273425
SERVICEMASTER CO COM             COM     81760N109     217324    18110308  SH       SOLE                16690063   0     1420245
SERVICEMASTER CO COM             COM     81760N109        213       17710  SH       OTHER                   2660   0       15050
SMUCKER J M CO COM               COM     832696306      63093     2426655  SH       SOLE                 2276230   0      150425
SUNGARD DATA SYS INC COM         COM     867363103      58387     1945580  SH       SOLE                 1642020   0      303560
SUNGARD DATA SYS INC COM         COM     867363103        276        9190  SH       OTHER                   1440   0        7750
SYBRON DENTAL SPECIALTIES INCO   COM     871142105     105106     5129615  SH       SOLE                 4713826   0      415789
SYBRON DENTAL SPECIALTIES INCO   COM     871142105        102        4966  SH       OTHER                   1108   0        3858
T ROWE PRICE GROUP INC           COM     74144T108      31684      847400  SH       SOLE                  719810   0      127590
T ROWE PRICE GROUP INC           COM     74144T108        149        3995  SH       OTHER                    745   0        3250
TOYS R US INC COM                COM     892335100      32163     1299520  SH       SOLE                 1089975   0      209545
TOYS R US INC COM                COM     892335100        162        6550  SH       OTHER                   1150   0        5400
TRIBUNE CO COM                   COM     896047107      43474     1086585  SH       SOLE                  921190   0      165395
TRIBUNE CO COM                   COM     896047107        206        5145  SH       OTHER                    945   0        4200
VALASSIS COMMUNICATIONS INC CO   COM     918866104      92372     2580230  SH       SOLE                 2414555   0      165675
WASTE MGMT INC DEL COM           COM     94106L109      25420      824803  SH       SOLE                  618890   0      205913

WASTE MGMT INC DEL COM           COM     94106L109        208        6760  SH       OTHER                   1060   0        5700
XL CAPITAL LTD CL A              COM     G98255105      67395      820887  SH       SOLE                  694207   0      126680
XL CAPITAL LTD CL A              COM     G98255105        263        3200  SH       OTHER                      0   0        3200
ZEBRA TECHNOLOGIES CORP CL A     COM     989207105      18822      383175  SH       SOLE                  356575   0       26600